SCHEDULE OF FINITE-LIVED INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Cost		$ 301
Accumulated Amortization		(110)
Net		191
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost		301
Accumulated Amortization		(110)
Net		$ 191